Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2023 (unaudited)

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.0%)
Bumble, Inc. *	157,989	2,357
Eventbrite, Inc. *	324,102	3,195
Ziff Davis, Inc. *	37,271	2,374
ZoomInfo Technologies, Inc. *	283,398	4,648

Total		12,574

Consumer Discretionary (11.3%)
Century Communities, Inc.	60,014	4,008
Crocs, Inc. *	57,215	5,048
Duolingo, Inc. *	37,205	6,171
European Wax Center, Inc.*	235,374	3,813
Fox Factory Holding Corp.*	74,656	7,397
Patrick Industries, Inc.	34,412	2,583
SharkNinja, Inc. *	59,916	2,778
Texas Roadhouse, Inc.	58,247	5,597
VF Corp.	154,240	2,725
Visteon Corp. *	61,141	8,442
Wingstop, Inc.	43,121	7,755
Wyndham Hotels & Resorts, Inc.	92,381	6,424
YETI Holdings, Inc. *	150,761	7,270

Total		70,011

Consumer Staples (3.5%)
The Boston Beer Co., Inc. - Class A *	10,605	4,131
e.l.f. Beauty, Inc. *	73,403	8,062
Freshpet, Inc. *	77,509	5,106
Sovos Brands, Inc. *	195,588	4,410

Total		21,709

Energy (5.4%)
Cactus, Inc.	79,857	4,010
Gulfport Energy Corp. *	27,767	3,295
Helmerich & Payne, Inc.	112,439	4,740
Magnolia Oil & Gas Corp.	305,223	6,993
Oasis Petroleum, Inc.	35,998	5,834
SM Energy Co.	112,063	4,443
Weatherford
International PLC *	47,502	4,291

Total		33,606

Financials (5.7%)
MGIC Investment Corp.	409,916	6,842
Remitly Global, Inc. *	143,093	3,609
Selective Insurance Group, Inc.	31,979	3,299
Shift4 Payments, Inc. *	46,749	2,588
StepStone Group, Inc.	32,700	1,033
Stifel Financial Corp.	93,695	5,757

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
Synovus Financial Corp.	97,219	2,703
Triumph Financial, Inc.	56,929	3,688
WEX, Inc. *	30,077	5,657

Total		35,176

Health Care (20.1%)
Aclaris Therapeutics, Inc.*	241,684	1,655
Alkermes PLC *	189,934	5,320
Apogee Therapeutics, Inc.*	32,053	683
AtriCure, Inc. *	95,882	4,200
Blueprint Medicines Corp.*	78,888	3,962
Celldex Therapeutics, Inc.*	87,279	2,402
Crinetics Pharmaceuticals, Inc.*	112,973	3,360
Cytek Biosciences, Inc.*	249,273	1,376
Cytokinetics, Inc. *	88,992	2,622
Denali Therapeutics, Inc.*	113,301	2,337
Encompass Health Corp.	107,115	7,194
Ensign Group, Inc.	61,123	5,680
Geron Corp. *	773,961	1,641
Glaukos Corp. *	55,282	4,160
Haemonetics Corp. *	69,973	6,268
HealthEquity, Inc. *	92,327	6,744
ImmunoGen, Inc. *	221,783	3,520
Inari Medical, Inc. *	67,735	4,430
Inspire Medical Systems, Inc. *	16,295	3,233
Intellia Therapeutics, Inc.*	47,844	1,513
Intra-Cellular Therapies, Inc. *	91,134	4,747
Ionis Pharmaceuticals, Inc.*	40,690	1,846
iRhythm Technologies, Inc.*	47,852	4,510
Kymera Therapeutics, Inc.*	58,834	818
Lantheus Holdings, Inc.*	45,062	3,131
Morphic Holding, Inc. *	54,197	1,242
Novocure, Ltd. *	15,961	258
Nuvalent, Inc. - Class A *	55,500	2,551
Owens & Minor, Inc. *	144,534	2,336
Prothena Corp. PLC *	45,380	2,190
QuidelOrtho Corp. *	35,295	2,578

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
RadNet, Inc. *	125,315	3,533
RayzeBio, Inc. *	55,342	1,229
Revance Therapeutics, Inc.*	139,437	1,599
Revolution Medicines, Inc.*	117,269	3,246
Rocket Pharmaceuticals, Inc.*	37,900	776
Sage Therapeutics, Inc.*	49,583	1,020
Syndax Pharmaceuticals, Inc.*	104,534	1,518
Ultragenyx Pharmaceutical, Inc.*	39,666	1,414
Vaxcyte, Inc. *	91,197	4,649
Ventyx Biosciences, Inc.*	108,726	3,776
Veracyte, Inc. *	92,778	2,072
Zentalis Pharmaceuticals, Inc.*	61,727	1,238

Total		124,577

Industrials (21.8%)
Ameresco, Inc. *	54,254	2,092
Applied Industrial Technologies, Inc.	55,773	8,623
The AZEK Co., Inc. *	160,102	4,761
Boise Cascade Co.	40,991	4,224
CACI International, Inc. - Class A *	16,804	5,275
Casella Waste Systems, Inc. - Class A *	48,959	3,736
Ceridian HCM Holding, Inc.*	37,877	2,570
Chart Industries, Inc. *	43,245	7,314
Clean Harbors, Inc. *	30,735	5,144
Comfort Systems USA, Inc.	29,740	5,068
Curtiss-Wright Corp.	29,392	5,750
ExlService Holdings, Inc.*	137,815	3,864
Fluor Corp. *	174,598	6,408
FTAI Aviation, Ltd.	68,455	2,434
Herc Holdings, Inc.	26,833	3,192
Hillman Solutions Corp.*	522,946	4,314
Insperity, Inc.	30,218	2,949
ITT, Inc.	43,295	4,239
John Bean Technologies Corp.	65,523	6,889

Small Cap Growth Stock Portfolio

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
KBR, Inc.	47,953	2,826
Rush Enterprises, Inc.	81,531	3,329
Shoals Technologies Group, Inc. *	257,338	4,696
SPX Technologies, Inc.*	72,272	5,883
Tetra Tech, Inc.	16,811	2,556
TriNet Group, Inc. *	33,225	3,870
Verra Mobility Corp. *	454,184	8,493
Vicor Corp. *	44,440	2,617
WillScot Mobile Mini Holdings Corp. *	129,777	5,397
Zurn Water Solutions Corp.	247,680	6,940

Total		135,453

Information Technology (21.5%)
Agilysys, Inc. *	73,475	4,861
Alarm.com Holdings, Inc.*	95,283	5,826
Altair Engineering, Inc. - Class A *	47,161	2,950
Axcelis Technologies, Inc.*	29,365	4,788
Blackbaud, Inc. *	77,873	5,476
Braze, Inc. *	89,114	4,164
Cirrus Logic, Inc. *	47,380	3,504
DoubleVerify Holdings, Inc.*	84,616	2,365
EngageSmart, Inc. *	286,757	5,159
Fabrinet*	60,073	10,009
Five9, Inc. *	42,963	2,763
Grid Dynamics Holdings, Inc. *	227,184	2,767
Guidewire Software, Inc.*	44,667	4,020
Insight Enterprises, Inc.*	46,369	6,747
Intapp, Inc. *	110,677	3,710
Littelfuse, Inc.	13,852	3,426
MKS Instruments, Inc.	42,823	3,706
Novanta, Inc. *	41,187	5,908
Onto Innovation, Inc. *	42,106	5,369
Perficient, Inc. *	36,144	2,091
Power Integrations, Inc.	79,556	6,071
PowerSchool Holdings, Inc.*	242,038	5,485
Rambus, Inc. *	73,017	4,074
Rapid7, Inc. *	24,867	1,138
Sprinklr, Inc. *	185,577	2,568
Sprout Social, Inc. *	96,214	4,799
SPS Commerce, Inc. *	27,541	4,699
Squarespace, Inc. *	181,872	5,269
Super Micro Computer, Inc.*	17,698	4,853
Workiva, Inc. *	44,461	4,506

Total		133,071

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Materials (4.2%)
Axalta Coating Systems, Ltd. *	212,088	5,705
Cabot Corp.	106,717	7,392
Ingevity Corp. *	55,508	2,643
Livent Corp. *	319,923	5,890
Louisiana-Pacific Corp.	77,981	4,310

Total		25,940

Real Estate (1.5%)
Phillips Edison & Co., Inc.	176,526	5,921
Ryman Hospitality Properties, Inc.	43,590	3,630

Total		9,551

Total Common Stocks (Cost: $565,582)		601,668

Investment Companies (2.4%)
Investment Companies (2.4%)
iShares Russell 2000 Growth ETF	65,646	14,715

Total		14,715

Total Investment Companies (Cost: $15,187)		14,715

Total Investments (99.4%) (Cost: $580,769)@		616,383

Other Assets, Less Liabilities (0.6%)		3,897

Net Assets (100.0%)		620,280

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $580,769 and the net unrealized appreciation of investments based on that cost was $35,614 which is comprised of $80,737 aggregate gross unrealized appreciation and $45,123 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$601,668	$—	$—

Investment Companies	14,715	—	—

Total Assets:	$616,383	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1